Consolidated Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,173,426)	$ (1,398,069)	$ (2,640,590)	$ (2,789,976)	$ (17,933,527)	$ (19,106,953)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)	(345,990)
Net loss attributable to noncontrolling interests in Omagine LLC	(29,323)	(19,657)	(35,371)	(35,997)	(91,524)	(120,847)
Depreciation and amortization	23,065	1,613	11,801	3,662	172,916	195,981
Impairment of Goodwill					5,079,919	5,079,919
Stock-based compensation related to stock options	371,653	713,466	1,445,744	1,761,076	3,659,293	4,030,946
Stock-based compensation related to issuance of Common Stock for stockholder investor relations, including amortization of $10,275 and $140,323 in 2014 and 2013 respectively, arising from grants to service providers	10,275	140,323	179,965	178,077	405,542	415,817
Issuance of Common Stock for finders' fees on restricted common stock sales	36,168					36,168
Issuance of Common Stock for consulting fees			23,519	3,250	41,770	41,770
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees	10,436					10,436
Issuance of Common Stock for 401(k) Plan contributions	76,250	76,250	76,250	76,250	422,500	498,750
Cancellation of Common Stock issued for consulting services					(10,951)	(10,951)
Issuance of Common Stock in satisfaction of SEDA commitment fees	150,000				450,000	600,000
Issuance of stock grants to foreign consultants					299,710	299,710
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(17,940)	(5,382)	(5,382)	(144,313)	(167,923)	(185,863)
Accounts Receivable					86,665	86,665
Inventories					65,401	65,401
Other assets					(235)	(235)
Accrued interest on convertible notes payable	10,871	13,637	28,958	25,625	213,168	224,039
Accounts payable	(45,730)	29,607	102,094	(232,531)	275,298	229,568
Accrued officers' payroll	(142,190)	123,750	206,250	168,000	1,319,885	1,177,695
Accrued expenses and other current liabilities	(1,123)	28,337	9,845	20,417	67,501	66,378
Customer deposits					(43,212)	(43,212)
Net cash flows used by operating activities	(721,014)	(296,125)	(596,917)	(966,460)	(6,033,794)	(6,754,808)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(8,207)	(9,393)	(49,773)	(49,773)
Net cash flows used by investing activities			(8,207)	(9,393)	(49,773)	(49,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors				5,960	(24,923)	(24,923)
Repayment of convertible notes payable				(25,000)	(25,000)	(25,000)
Proceeds of issuance of convertible notes payable					790,000	790,000
Proceeds of issuance of 2014 note payable to YA Global Master SPV, Ltd. net of $39,000 commitment fee	461,000		180,000		180,000	641,000
Principal payment on 2014 note payable to YA Global Master SPV, Ltd.	(50,000)					(50,000)
Repayment of 2013 note payable to YA Global Master SPV, Ltd.	(175,000)		(25,000)		(25,000)	(200,000)
Proceeds from sale of common stock	952,100	307,720	407,720	90,000	3,278,820	4,230,920
Proceeds from exercise of common stock options and warrants					1,039,125	1,039,125
Purchase of common stock					(3)	(3)
Capital contributions from noncontrolling interests in Omagine LLC					156,000	156,000
Proceeds from Rights Offering concluded March 30, 2012				731,639	731,639	731,639
Net cash flows provided by financing activities	1,188,100	307,720	562,720	802,599	6,100,658	7,288,758
NET INCREASE IN CASH	467,086	11,595	(42,404)	(173,254)	17,091	484,177
CASH BEGINNING OF PERIOD	19,723	62,127	62,127	235,381	2,632	2,632
CASH END OF PERIOD	486,809	73,722	19,723	62,127	19,723	486,809
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,075	1,075	965	1,289	5,285	5,395
Interest paid	16,113		4,896	8,247	30,575	46,688
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired					49,146	49,146
Goodwill acquired					5,079,919	5,079,919
Fair value of liabilities assumed					(243,782)	(243,782)
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283	4,885,283
Issuance of convertible notes in satisfaction of accrued officer payroll					182,015	182,015
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944	126,944
Issuance of Common Stock in payment of accounts payable					342,030	342,030
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees	10,436					10,436
Preferred stock dividend paid in Common Stock					102,399	102,399
Issuance of Common Stock to two officers, pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them					187,500	187,500
Issuance of Common Stock in satisfaction of salaries payable					100,000	100,000
Stock subscriptions from rights offering concluded March 30, 2012				1,267,540	1,267,540	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest				328,139	328,139	328,139
Accounts payable				9,000	9,000	9,000
Accrued officers' payroll				175,938	175,938	175,938
Due officers and directors				22,824	22,824	22,824
Total				535,901	535,901	535,901
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)				731,639	731,639	731,639
Issuance of Common Stock to stockholder relations agents for fees			$ 38,540		$ 216,617	$ 216,617